Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Balance Sheets [Abstract]
Financing costs, amortization	$ 2,446,577	$ 2,341,400	$ 1,949,651
Members' capital, units issued	13,139	13,139	13,139
Members' capital, units outstanding	13,139	13,139	13,139